Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Series A Common Stock [Member]	Common Stock [Member] Series B Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 100				$ (2,037,000)	$ 681,956		$ (2,075,815)	$ (3,430,759)
Balance, shares at Dec. 31, 2022		11,308
Treasury stock, shares at Dec. 31, 2022						(4,692)
Issuance of common stock to consultants for services		$ 9					4,493,324			4,493,333
Issuance of common stock to consultants for services, shares		821
Issuance of common stock to employees for services		$ 3					1,379,193			1,379,196
Issuance of common stock to employees for services, shares		252
Issuance of common stock for conversion of dividend payable		$ 8					3,925,265			3,925,273
Issuance of common stock for convesion of dividend payable, shares		717
Unrealized loss in fair value of short-term investments								(1,662)		(1,662)
Net loss									(10,283,109)	(10,283,109)
Balance at Dec. 31, 2023		$ 120		$ 120		$ (2,037,000)	10,479,738	(1,662)	(12,358,924)	$ (3,917,728)
Balance, shares at Dec. 31, 2023		13,098
Treasury stock, shares at Dec. 31, 2023						(4,692)				4,692
Net loss									(1,301,864)	$ (1,301,864)
Common stock exchanged in Merger, shares		(13,098)
Issuance of common stock - Series A exchanged in Merger				1,154			(1,154)
Issuance of common stock - Series A exchanged in Merger, shares		11,538,252
Issuance of common stock - Series B issued in Merger					172		(172)
Issuance of common stock - Series B issued in Merger, shares			1,716,860
Realized gain in fair value of short-term investments								1,662		1,662
Common stock exchanged in Merger				(120)			(3,854,573)			(3,854,693)
Balance at Mar. 31, 2024				1,154	172	$ (2,037,000)	6,623,839		(13,660,788)	(9,072,623)
Balance, shares at Mar. 31, 2024		11,538,252	1,716,860
Treasury stock, shares at Mar. 31, 2024						(4,692)
Balance at Dec. 31, 2023		$ 120		120		$ (2,037,000)	10,479,738	(1,662)	(12,358,924)	$ (3,917,728)
Balance, shares at Dec. 31, 2023		13,098
Treasury stock, shares at Dec. 31, 2023						(4,692)				4,692
Net loss									(8,795,419)	$ (8,795,419)
Issuance of common stock exchanged in Merger		$ (120)					(3,854,573)			(3,854,693)
Common stock exchanged in Merger, shares		(13,098)
Issuance of common stock - Series A exchanged in Merger		$ 1,154					(1,154)
Issuance of common stock - Series A exchanged in Merger, shares		11,538,252
Issuance of common stock - Series B issued in Merger			$ 172				(172)
Issuance of common stock - Series B issued in Merger, shares			1,716,860
Revaluation of costs of merger							385,000		(1,153)	383,847
Issuance of common stock for interest and make good		$ 72					700,749			700,821
Issuance of common stock for interest and make good, shares		723,068
Issuance of common stock for conversion of notes		$ 1,379					9,988,281			9,989,660
Issuance of common stock for conversion of notes, shares		13,787,393
Stock-based compensation - common stock		$ 7					119,952			119,959
Stock-based compensation - common stock, shares		71,832
Stock-based compensation - options							538,323			538,323
Debt refinance conversion							192,787			192,787
Realized gain in fair value of short-term investments								1,662		1,662
Balance at Dec. 31, 2024		$ 2,612	$ 172	2,612	172	$ (2,037,000)	18,548,931		(21,155,496)	$ (4,640,781)
Balance, shares at Dec. 31, 2024		26,120,545	1,716,860
Treasury stock, shares at Dec. 31, 2024						(4,692)				4,692
Net loss									(2,670,322)	$ (2,670,322)
Issuance of common stock for interest and make good				240			1,087,273			1,087,513
Issuance of common stock for interest and make good, shares		2,402,420
Issuance of common stock for conversion of notes				66			1,654,934			1,655,000
Issuance of common stock for conversion of notes, shares		662,000
Stock-based compensation - options							3,341			3,341
Balance at Mar. 31, 2025				$ 2,918	$ 172	$ (2,037,000)	$ 21,294,479		$ (23,825,818)	$ (4,565,249)
Balance, shares at Mar. 31, 2025		29,184,965	1,716,860
Treasury stock, shares at Mar. 31, 2025						(4,692)				4,692